Composition of Other Investments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Schedule of Cost-method Investments [Line Items]
Equity method investments	¥ 194,188	¥ 196,015
Investments held by consolidated investment companies	53,061	70,599
Other equity interests	450,438	526,075
Total	¥ 697,687	¥ 792,689